INVENTORIES, NET (Tables)	12 Months Ended
Sep. 30, 2025
INVENTORIES, NET
Schedule of inventories

	As of	As of
	September 30, 2025	September 30, 2024
Raw materials	$7,274,351	$2,327,285
Work-in-progress	326,813	400,253
Finished goods	12,502,051	2,322,150
Total inventories	$20,103,215	$5,049,688